1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 3) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of assets	$ 0	$ 0	$ 0
Level 1 [Member]
Fair value of assets	0	0	0
Level 2 [Member]
Fair value of assets	0	0	0
Level 3 [Member]
Fair value of assets	$ 0	$ 0	$ 0